Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40152
Entity Registrant Name	InterPrivate II Acquisition Corp.
Entity Central Index Key	0001839608
Entity Tax Identification Number	85-3122877
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1350 Avenue of the Americas
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	920-0125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	IPVA.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	IPVA
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	IPVA WS
Security Exchange Name	NYSE